Leases - Consolidated balance sheet (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
ASSETS
Operating lease right-of-use assets	¥ 10,238	$ 1,442
Less: impairment	(4,532)	(638)
Operating lease right-of-use assets, net	5,706	804	¥ 10,135
LIABILITIES
Short-term operating lease liabilities	(4,090)	(576)	(5,200)
Long-term operating lease liabilities	¥ (6,099)	$ (859)	¥ (7,494)